Equity (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other [Abstract]
Disclosure of number of shares outstanding
The following table summarizes the changes in the number of outstanding common shares and special voting shares of FCA during the year ended December 31, 2019:

	Common Shares	Special Voting Shares	Total
Balance at January 1, 2019	1,550,617,563	408,941,767	1,959,559,330
Shares issued to Key management	16,901,711	—	16,901,711
Balance at December 31, 2019	1,567,519,274	408,941,767	1,976,461,041

Disclosure of analysis of other comprehensive income by item
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2019			2018			2017
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
(Losses)/gains on remeasurement of defined benefit plans	€(63)	€7	€(56)	€317	€(76)	€241	€(72)	€(18)	€(90)
Gains/(Losses) on cash flow hedging instruments	(191)	50	(141)	(9)	(6)	(15)	129	(12)	117
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	6	—	6	(4)	—	(4)	14	—	14
Foreign exchange (losses)/gains	268	—	268	126	—	126	(1,982)	—	(1,982)
Share of Other comprehensive income/(loss) for equity method investees	(20)	—	(20)	(103)	—	(103)	(119)	—	(119)
Items relating to discontinued operations	—	—	—	(90)	1	(89)	66	(1)	65
Total Other comprehensive income	€—	€57	€57	€237	€(81)	€156	€(1,964)	€(31)	€(1,995)
Other comprehensive income was as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	€(63)	€317	€(72)
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	(5)	—	2
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	6	(4)	14
Items relating to discontinued operations	(9)	1	8
Total Items that will not be reclassified to the Consolidated Income Statement (B1)	(71)	314	(48)

Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(Losses) on net investment hedging instruments	—	—	—
Gains/(losses) on cash flow hedging instruments arising during the period	(269)	99	47
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	78	(108)	82
Total Gains/(losses) on cash flow hedging instruments	(191)	(9)	129
Foreign exchange gains/(losses)	268	126	(1,982)
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(16)	(77)	(94)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	1	(26)	(27)
Total Share of Other comprehensive (loss)/income for equity method investees	(15)	(103)	(121)
Items relating to discontinued operations	9	(91)	58
Total Items that may be reclassified to the Consolidated Income Statement (B2)	71	(77)	(1,916)

Total Other comprehensive income (B1)+(B2)=(B)	—	237	(1,964)
Tax effect	57	(82)	(30)
Tax effect - discontinued operations	—	1	(1)
Total Other comprehensive income, net of tax	€57	€156	€(1,995)